Issued Capital and Reserves - Schedule of Issued Capital (Details)	Dec. 31, 2020 CNY (¥) shares	Mar. 04, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares
Equity And Liabilities [Abstract]
Number of ordinary shares, Authorised	50,000,000			50,000,000
Number of ordinary shares, Issued and fully paid	24,566,723			18,211,027
Number of ordinary shares, Nominal value of ordinary shares	¥ 162,000	$ 12,999,997	¥ 284,000,000	¥ 118,000